Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Inventories

	As at 31 December 2020			As at 31 December 2021
	Gross carrying amount	Provision for diminution in value of inventories	Carrying amount	Gross carrying amount	Provision for diminution in value of inventories	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Raw materials	2,569,136	—	2,569,136	4,391,555	(13,406)	4,378,149

Work in progress	696,227	(122,081)	574,146	795,791	(105,450)	690,341

Finished goods	591,485	(46,652)	544,833	709,990	(45,950)	664,040
Spare parts and consumables	260,431	(59,800)	200,631	249,456	(58,461)	190,995

	4,117,279	(228,533)	3,888,746	6,146,792	(223,267)	5,923,525